Basis of presentation	6 Months Ended
Jun. 30, 2023
Basis of presentation

2. Basis of presentation

(a) Statement of compliance

These interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting. Accordingly, they do not include all of the information required for full annual financial statements required by International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These unaudited interim condensed consolidated financial statements are prepared on a basis consistent with the accounting policies disclosed in the audited consolidated financial statements for the fiscal year ended December 31, 2022; and should be read in conjunction with those audited consolidated financial statements. Interim results are not necessarily indicative of the results expected for the fiscal year.

These interim condensed consolidated financial statements were authorized for issuance by the Board of Directors of the Company on August 14, 2023.

(b) Basis of consolidation

The interim condensed consolidated financial statements comprise the accounts of the Company and its controlled subsidiaries. The financial statements of subsidiaries are included in the interim condensed consolidated financial statements from the date that control commences until the date that control ceases. Consolidated financial statements are prepared using uniform accounting policies for like transactions and other events in similar circumstances.

All transactions and balances between the Company and its subsidiaries are eliminated on consolidation, including unrealized gains and losses on transactions between companies. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

The Company’s material subsidiaries as of June 30, 2023, are as follows:

Name of Subsidiary	Country of Incorporation	Ownership Percentage	Functional Currency
Frankly Inc.	Canada	100%	Canadian Dollar
Stream Hatchet S.L.	Spain	100%	Euro
Code Red Esports Ltd.	United Kingdom	100%	UK Pound Sterling
GameSquare Esports, Inc.	Canada	100%	Canadian Dollar
GameSquare Esports (USA) Inc. (dba as Fourth Frame Studios)	USA	100%	US Dollar
GCN Inc.	USA	100%	US Dollar
NextGen Tech, LLC	USA	100%	US Dollar
Swingman LLC	USA	100%	US Dollar
Mission Supply LLC	USA	100%	US Dollar
SideQik, Inc.	USA	100%	US Dollar

Non-controlling interests are measured initially at their proportionate share of the acquiree’s identifiable net assets at the date of acquisition. Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

(c) Functional and presentation currency

The functional currency of the Company is the US Dollar (“USD). The functional currencies of the Company’s subsidiaries are disclosed in Note 2(b). The presentation currency of the interim condensed consolidated financial statements is the US Dollar ("USD").

(d) Error correction and reclassifications to the first quarter of 2023

These unaudited condensed interim consolidated financial statements include one error correction and two reclassifications on the Statements of Income (loss) and Comprehensive Income (loss) for the first quarter of 2023. These changes included the following: (1) decrease to revenue of $100,000 and (2) reclass of $484,309 out of professional fees and into transaction costs and reclass of $283,898 out of salaries, consulting and management fees and into restructuring costs.